Property and equipment	6 Months Ended
Feb. 28, 2023
Property And Equipment
Property and equipment

9. Property and equipment

A continuity of the Company’s property and equipment is as follows:

Cost	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$

August 31, 2021	218,851	603,607	173,044	995,502
Additions	-	46,111	1,560	47,671
Impairment	(153,193)	-	-	(153,193)
Held for sale - Eden Games	(7,613)	(323,150)	(53,910)	(384,673)
Foreign exchange	1,216	(20,606)	(3,076)	(22,466)
February 28, 2022	59,261	305,962	117,618	482,841

August 31, 2022	59,102	271,636	81,994	412,732
Additions	-	37,131	-	37,131
Foreign exchange	77	(1,960)	215	(1,668)
February 28, 2023	59,179	306,807	82,209	448,195

Accumulated depreciation	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$

August 31, 2021	63,367	406,231	122,093	591,691
Depreciation	3,725	54,281	12,909	70,915
Held for sale - Eden Games	(7,361)	(285,353)	(48,392)	(341,106)
Foreign exchange	(470)	(2,734)	(2,708)	(5,912)
February 28, 2022	59,261	172,425	83,902	315,588

August 31, 2022	59,102	180,579	45,661	285,342
Depreciation	-	46,006	527	46,533
Foreign exchange	77	(1,899)	216	(1,606)
February 28, 2023	59,179	224,686	46,404	330,269

Net book value	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$

August 31, 2022	-	91,057	36,333	127,390
February 28, 2023	-	82,121	35,805	117,926

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)